Inventories (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Impairments for obsolete inventories	$ 115,000	$ 30,000	$ 177,000